Loans to Customers at Amortized Cost - Changes in gross carrying amount and corresponding allowance for ECL (Details) - CLP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Gross Carrying Amount
Statement Line Items [Line Items]
Total		$ 30,033,272	$ 27,926,632
Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		15,438,398	13,960,818
Net change on Balance	[1]	1,118,555	1,304,337
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(55,698)	(52,419)
Foreign exchange adjustments		(207,043)	225,662
Subtotal Commercial loans		16,294,212	15,438,398
Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance		8,052,073	7,477,236
Net change on Balance	[1]	1,162,444	581,830
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(7,790)	(6,993)
Foreign exchange adjustments
Subtotal Mortgage loans		9,206,727	8,052,073
Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance		4,436,161	4,013,459
Net change on Balance	[1]	349,035	651,647
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(249,712)	(233,511)
Foreign exchange adjustments		(3,151)	4,566
Subtotal Consumer loans		4,532,333	4,436,161
ECL
Statement Line Items [Line Items]
Total		649,233	585,378
ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		228,864	221,410
Net change on Balance	[1]	35,779	11,488
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	29,160	43,116
Changes to models and assumptions		18,386
Amounts written off		(55,698)	(52,419)
Foreign exchange adjustments		(1,690)	5,269
Subtotal Commercial loans		254,801	228,864
ECL | Mortgage loans
Statement Line Items [Line Items]
Balance		34,330	33,777
Net change on Balance	[1]	8,059	(4,056)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	5,574	11,602
Changes to models and assumptions		3,535
Amounts written off		(7,790)	(6,993)
Foreign exchange adjustments
Subtotal Mortgage loans		43,708	34,330
ECL | Consumer loans
Statement Line Items [Line Items]
Balance		322,184	314,451
Net change on Balance	[1]	152,138	68,099
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	126,401
Changes to models and assumptions			173,078
Amounts written off		(249,712)	(233,511)
Foreign exchange adjustments		(287)	67
Subtotal Consumer loans		350,724	322,184
Stage 1 [Member] | Individual [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		9,880,799	9,426,420
Stage 1 [Member] | Individual [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		9,426,420	8,446,627
Net change on Balance	[1]	861,027	968,288
Transfer to Stage 1		873,349	681,223
Transfer to Stage 2		(1,120,580)	(811,209)
Transfer to Stage 3		(2,593)	(15,175)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off			(150)
Foreign exchange adjustments		(156,824)	156,816
Subtotal Commercial loans		9,880,799	9,426,420
Stage 1 [Member] | Individual [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 1 [Member] | Individual [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Stage 1 [Member] | Individual [Member] | ECL
Statement Line Items [Line Items]
Total		8,945	24,880
Stage 1 [Member] | Individual [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		24,880	16,527
Net change on Balance	[1]	(14,709)	9,424
Transfer to Stage 1		9,699	4,114
Transfer to Stage 2		(4,449)	(2,600)
Transfer to Stage 3		(99)	(70)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(7,346)	(2,702)
Changes to models and assumptions		944
Amounts written off			(150)
Foreign exchange adjustments		25	337
Subtotal Commercial loans		8,945	24,880
Stage 1 [Member] | Individual [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 1 [Member] | Individual [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Stage 1 [Member] | Group [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		15,439,567	13,109,173
Stage 1 [Member] | Group [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		3,049,264	2,506,255
Net change on Balance	[1]	452,929	780,778
Transfer to Stage 1		1,005,072	375,672
Transfer to Stage 2		(1,118,008)	(602,997)
Transfer to Stage 3		(13,769)	(16,665)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(55)	(67)
Foreign exchange adjustments		(5,939)	6,288
Subtotal Commercial loans		3,369,494	3,049,264
Stage 1 [Member] | Group [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance		6,893,619	6,410,939
Net change on Balance	[1]	1,312,226	734,990
Transfer to Stage 1		1,516,595	399,309
Transfer to Stage 2		(1,513,235)	(651,619)
Transfer to Stage 3		(105)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		8,209,100	6,893,619
Stage 1 [Member] | Group [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance		3,166,290	2,761,640
Net change on Balance	[1]	493,973	1,007,548
Transfer to Stage 1		1,688,787	381,126
Transfer to Stage 2		(1,472,886)	(978,112)
Transfer to Stage 3		(12,204)	(9,340)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(120)	(104)
Foreign exchange adjustments		(2,867)	3,532
Subtotal Consumer loans		3,860,973	3,166,290
Stage 1 [Member] | Group [Member] | ECL
Statement Line Items [Line Items]
Total		117,690	71,591
Stage 1 [Member] | Group [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		21,594	16,663
Net change on Balance	[1]	3,915	12,463
Transfer to Stage 1		49,310	14,807
Transfer to Stage 2		(19,312)	(11,606)
Transfer to Stage 3		(1,050)	(1,189)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(36,508)	(9,589)
Changes to models and assumptions		(82)
Amounts written off		(55)	(67)
Foreign exchange adjustments		(69)	112
Subtotal Commercial loans		17,743	21,594
Stage 1 [Member] | Group [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance		724	740
Net change on Balance	[1]	739	299
Transfer to Stage 1		16,318	892
Transfer to Stage 2		(742)	(404)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(15,913)	(803)
Changes to models and assumptions		285
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans		1,411	724
Stage 1 [Member] | Group [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance		49,273	44,078
Net change on Balance	[1]	60,685	40,305
Transfer to Stage 1		243,865	26,682
Transfer to Stage 2		(90,968)	(44,301)
Transfer to Stage 3		(2,646)	(2,024)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	(161,427)
Changes to models and assumptions			(15,379)
Amounts written off		(120)	(104)
Foreign exchange adjustments		(126)	16
Subtotal Consumer loans		98,536	49,273
Stage 2 [Member] | Individual [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		2,059,481	2,134,848
Stage 2 [Member] | Individual [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		2,134,848	2,228,401
Net change on Balance	[1]	(231,267)	(254,542)
Transfer to Stage 1		(873,232)	(680,838)
Transfer to Stage 2		1,130,960	822,133
Transfer to Stage 3		(65,157)	(32,569)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(65)	(11)
Foreign exchange adjustments		(36,606)	52,274
Subtotal Commercial loans		2,059,481	2,134,848
Stage 2 [Member] | Individual [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 2 [Member] | Individual [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Stage 2 [Member] | Individual [Member] | ECL
Statement Line Items [Line Items]
Total		42,406	32,343
Stage 2 [Member] | Individual [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		32,343	31,252
Net change on Balance	[1]	(3,240)	(5,045)
Transfer to Stage 1		(9,606)	(3,981)
Transfer to Stage 2		7,184	8,805
Transfer to Stage 3		(10,055)	(4,134)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	7,092	4,512
Changes to models and assumptions		18,860
Amounts written off		(65)	(11)
Foreign exchange adjustments		(107)	945
Subtotal Commercial loans		42,406	32,343
Stage 2 [Member] | Individual [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 2 [Member] | Individual [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Stage 2 [Member] | Group [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		1,757,169	2,429,234
Stage 2 [Member] | Group [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		460,251	408,337
Net change on Balance	[1]	57,965	(105,114)
Transfer to Stage 1		(1,002,422)	(346,936)
Transfer to Stage 2		1,168,875	630,963
Transfer to Stage 3		(121,315)	(127,676)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(371)	(468)
Foreign exchange adjustments		(1,152)	1,145
Subtotal Commercial loans		561,831	460,251
Stage 2 [Member] | Group [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance		993,085	904,826
Net change on Balance	[1]	(117,481)	(115,034)
Transfer to Stage 1		(1,516,155)	(397,363)
Transfer to Stage 2		1,532,523	671,775
Transfer to Stage 3		(69,448)	(71,113)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off			(6)
Foreign exchange adjustments
Subtotal Mortgage loans		822,524	993,085
Stage 2 [Member] | Group [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance		975,898	967,918
Net change on Balance	[1]	(212,059)	(416,546)
Transfer to Stage 1		(1,679,389)	(335,330)
Transfer to Stage 2		1,588,909	1,040,597
Transfer to Stage 3		(299,286)	(281,144)
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(978)	(627)
Foreign exchange adjustments		(281)	1,030
Subtotal Consumer loans		372,814	975,898
Stage 2 [Member] | Group [Member] | ECL
Statement Line Items [Line Items]
Total		136,125	148,354
Stage 2 [Member] | Group [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		21,167	20,247
Net change on Balance	[1]	5,054	(18,338)
Transfer to Stage 1		(48,694)	(6,387)
Transfer to Stage 2		28,065	15,817
Transfer to Stage 3		(12,628)	(13,572)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	39,878	23,822
Changes to models and assumptions		(861)
Amounts written off		(371)	(468)
Foreign exchange adjustments		(83)	46
Subtotal Commercial loans		31,527	21,167
Stage 2 [Member] | Group [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance		16,895	17,351
Net change on Balance	[1]	6,768	(8,772)
Transfer to Stage 1		(16,281)	(758)
Transfer to Stage 2		2,239	2,112
Transfer to Stage 3		(2,770)	(2,693)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	19,262	9,661
Changes to models and assumptions		3,250
Amounts written off			(6)
Foreign exchange adjustments
Subtotal Mortgage loans		29,363	16,895
Stage 2 [Member] | Group [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance		110,292	115,096
Net change on Balance	[1]	(48,295)	(91,527)
Transfer to Stage 1		(240,444)	(9,604)
Transfer to Stage 2		129,954	68,448
Transfer to Stage 3		(78,223)	(72,629)
Impact on year-end ECL of exposures transferred between stages during the year	[2]	203,042
Changes to models and assumptions			101,086
Amounts written off		(978)	(627)
Foreign exchange adjustments		(113)	49
Subtotal Consumer loans		75,235	110,292
Stage 3 [Member] | Individual [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		152,972	120,564
Stage 3 [Member] | Individual [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		120,564	162,231
Net change on Balance	[1]	(9,953)	(81,058)
Transfer to Stage 1		(117)	(385)
Transfer to Stage 2		(10,380)	(10,924)
Transfer to Stage 3		67,750	47,744
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(8,587)	(5,422)
Foreign exchange adjustments		(6,305)	8,378
Subtotal Commercial loans		152,972	120,564
Stage 3 [Member] | Individual [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 3 [Member] | Individual [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Stage 3 [Member] | Individual [Member] | ECL
Statement Line Items [Line Items]
Total		47,296	32,694
Stage 3 [Member] | Individual [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		32,694	50,014
Net change on Balance	[1]	7,859	(18,715)
Transfer to Stage 1		(93)	(133)
Transfer to Stage 2		(2,734)	(6,205)
Transfer to Stage 3		10,153	4,204
Impact on year-end ECL of exposures transferred between stages during the year	[2]	9,378	5,505
Changes to models and assumptions
Amounts written off		(8,587)	(5,422)
Foreign exchange adjustments		(1,374)	3,446
Subtotal Commercial loans		47,296	32,694
Stage 3 [Member] | Individual [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
Stage 3 [Member] | Individual [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans
Stage 3 [Member] | Group [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		741,560	705,778
Stage 3 [Member] | Group [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		246,436	208,944
Net change on Balance	[1]	(13,173)	(4,607)
Transfer to Stage 1		(2,650)	(28,736)
Transfer to Stage 2		(50,867)	(27,966)
Transfer to Stage 3		135,084	144,341
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(46,614)	(46,301)
Foreign exchange adjustments		(217)	761
Subtotal Commercial loans		267,999	246,436
Stage 3 [Member] | Group [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance		165,369	161,471
Net change on Balance	[1]	(32,301)	(38,126)
Transfer to Stage 1		(440)	(1,946)
Transfer to Stage 2		(19,288)	(20,156)
Transfer to Stage 3		69,553	71,113
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(7,790)	(6,987)
Foreign exchange adjustments
Subtotal Mortgage loans		175,103	165,369
Stage 3 [Member] | Group [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance		293,973	283,901
Net change on Balance	[1]	67,033	60,645
Transfer to Stage 1		(9,398)	(45,796)
Transfer to Stage 2		(116,023)	(62,485)
Transfer to Stage 3		311,490	290,484
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(248,614)	(232,780)
Foreign exchange adjustments		(3)	4
Subtotal Consumer loans		298,458	293,973
Stage 3 [Member] | Group [Member] | ECL
Statement Line Items [Line Items]
Total		296,452	275,217
Stage 3 [Member] | Group [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		95,887	86,701
Net change on Balance	[1]	36,913	31,406
Transfer to Stage 1		(616)	(8,420)
Transfer to Stage 2		(8,754)	(4,211)
Transfer to Stage 3		13,679	14,761
Impact on year-end ECL of exposures transferred between stages during the year	[2]	16,666	21,568
Changes to models and assumptions		(470)
Amounts written off		(46,614)	(46,301)
Foreign exchange adjustments		(82)	383
Subtotal Commercial loans		106,609	95,887
Stage 3 [Member] | Group [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance		16,711	15,686
Net change on Balance	[1]	552	4,417
Transfer to Stage 1		(37)	(134)
Transfer to Stage 2		(1,497)	(1,708)
Transfer to Stage 3		2,770	2,693
Impact on year-end ECL of exposures transferred between stages during the year	[2]	2,225	2,744
Changes to models and assumptions
Amounts written off		(7,790)	(6,987)
Foreign exchange adjustments
Subtotal Mortgage loans		12,934	16,711
Stage 3 [Member] | Group [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance		162,619	155,277
Net change on Balance	[1]	139,704	119,321
Transfer to Stage 1		(3,421)	(17,078)
Transfer to Stage 2		(38,986)	(24,147)
Transfer to Stage 3		80,869	74,653
Impact on year-end ECL of exposures transferred between stages during the year	[2]	84,786
Changes to models and assumptions			87,371
Amounts written off		(248,614)	(232,780)
Foreign exchange adjustments		(48)	2
Subtotal Consumer loans		176,909	162,619
POCI [Member] | Gross Carrying Amount
Statement Line Items [Line Items]
Total		1,724	615
POCI [Member] | Gross Carrying Amount | Commercial Loans
Statement Line Items [Line Items]
Balance		615	23
Net change on Balance	[1]	1,027	592
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off		(6)
Foreign exchange adjustments
Subtotal Commercial loans		1,636	615
POCI [Member] | Gross Carrying Amount | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
POCI [Member] | Gross Carrying Amount | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]	88
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans		88
POCI [Member] | ECL
Statement Line Items [Line Items]
Total		319	299
POCI [Member] | ECL | Commercial Loans
Statement Line Items [Line Items]
Balance		299	6
Net change on Balance	[1]	(13)	293
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions		(5)
Amounts written off		(6)
Foreign exchange adjustments
Subtotal Commercial loans		275	299
POCI [Member] | ECL | Mortgage loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Mortgage loans
POCI [Member] | ECL | Consumer loans
Statement Line Items [Line Items]
Balance
Net change on Balance	[1]	44
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Changes to models and assumptions
Amounts written off
Foreign exchange adjustments
Subtotal Consumer loans		$ 44

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.